Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2023
Significant judgments key assumptions and estimates
Schedule of investments in joint ventures
	06.30.2023	06.30.2022
Beginning of the year	38,611	45,904
Share capital increase and contributions (Note 32)	55	3,307
Share of profit/ (loss)	1,580	(420)
Other comprehensive income/ (loss)	50	(1,393)
Dividends (Note 32)	(638)	(7,923)
Participation in other changes in equity of associates and joint ventures	-	(608)
Reclassification to financial instruments	-	(319)
Others	21	63
End of the year (i)	39,679	38,611

Schedule of comprehensive income
	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive (loss)/ income
Name of the entity	06.30.2023	06.30.2022	06.30.2021	06.30.2023	06.30.2022	06.30.2023	06.30.2022	06.30.2021

New Lipstick	49.96%	49.96%	49.96%	243	308	(66)	149	(1,697)
BHSA	29.91%	29.91%	29.91%	23,918	20,836	3,083	1,882	(2,673)
Condor (4)	-	21.70%	18.89%	-	-	76	916	(1,464)
GCDI (former TGLT)	27.82%	27.82%	27.82%	1,915	1,753	162	(1,559)	(7,625)
Quality (2)	50.00%	50.00%	50.00%	6,987	8,317	(1,387)	(2,119)	(916)
La Rural S.A.	50.00%	50.00%	50.00%	1,214	524	705	(91)	(476)
Cresca S.A. (3)	50.00%	50.00%	50.00%	-	63	(4)	17	28
Other associates and joint ventures	N/A	N/A	N/A	5,402	6,810	(989)	(1,008)	(9,294)
Total associates and joint ventures				39,679	38,611	1,580	(1,813)	(24,117)

Schedule of significant joint ventures
				Last financial statement issued
Name of the entity	Location of business / Country of incorporation	Main activity	Common shares 1 vote	Share capital (nominal value)	(Loss)/ profit for the period	Shareholders' equity
New Lipstick	U.S.	Real estate	23,631,037	(*) 47	(*) (2)	(*) (44)
BHSA	Argentina	Financing	448,689,072	(**) 1,500	(**) 10,306	(**) 77,676
GCDI (former TGLT)	Argentina	Real estate	257,330,595	925	(2,008)	6,885
Quality	Argentina	Real estate	1,421,672,293	2,843	(2,768)	13,645
La Rural S.A.	Argentina	Organization of events	714,998	1	719	1,896

Summarized financial information of the associates and joint ventures
	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets		% of ownership interest held	Interest in associates / joint ventures	Goodwill and others	Book value
	As of June 30, 2023
Associates
BHSA	520,170	139,246	572,821	6,593	80,002	(iv)	29.91%(iii)	23,929	(11)	23,918
GCDI (former TGLT)	14,898	26,748	17,971	16,790	6,885		27.82%	1,915	-	1,915

Joint ventures
Quality Invest (ii)	50	20,975	146	7,234	13,645		50.00%	6,823	164	6,987
	As of June 30, 2022
Associates
BHSA	520,704	172,333	604,692	19,318	69,027		29.91%	20,646	190	20,836
GCDI (former TGLT)	16,192	26,670	17,626	16,550	8,686		27.82%	2,417	(664)	1,753

Joint ventures
Quality Invest (ii)	131	24,771	152	8,448	16,302		50.00%	8,151	166	8,317
	Revenues	Net income/(loss)	Total comprehensive income/(loss)	Dividends distributed to non-controlling shareholders	Cash of operating activities	Cash of investment activities	Cash of financial activities	Net increase/(decrease) in cash and cash equivalents
	As of June 30, 2023 (i)
Associates
BHSA	168,559	10,306	10,306	-	8,077	(1,104)	8,051	15,024
GCDI (former TGLT)	13,420	266	501	-	(563)	501	64	2

Joint ventures
Quality Invest (ii)	124	(2,768)	(2,768)	-	(325)	48	234	(43)
	As of June 30, 2022 (I)
Associates
BHSA	116,506	6,295	6,295	-	71,590	(517)	(52,997)	18,076
GCDI (former TGLT)	9,050	(4,590)	(4,503)	-	(2,850)	9,074	(5,454)	770

Joint ventures
Quality Invest (ii)	445	(4,236)	(4,236)	-	(90)	(71)	206	45